Securities Available for Sale - Schedule of Available-for-sale Securities Reconciliation (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 287,293	$ 298,882
Gross Unrealized Gains		91	3
Gross Unrealized Losses		(247)	(1,674)
Securities available for sale	$ 246,940	287,137	297,211
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	167,115	181,359	217,243
Gross Unrealized Gains	173	63	2
Gross Unrealized Losses	(101)	(199)	(1,494)
Securities available for sale	$ 167,187	181,223	215,751
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		27,501
Gross Unrealized Gains
Gross Unrealized Losses
Securities available for sale		27,501
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		25,369	54,543
Gross Unrealized Gains		4
Gross Unrealized Losses		(9)	(134)
Securities available for sale		25,364	54,409
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		20,164
Gross Unrealized Gains
Gross Unrealized Losses
Securities available for sale		20,164
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		19,602	16,602
Gross Unrealized Gains		21	1
Gross Unrealized Losses			(25)
Securities available for sale		19,623	16,578
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,493	3,489
Gross Unrealized Gains		3
Gross Unrealized Losses			(4)
Securities available for sale		2,496	3,485
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		10,805	7,005
Gross Unrealized Gains
Gross Unrealized Losses		(39)	(17)
Securities available for sale		$ 10,766	$ 6,988